Other Income	12 Months Ended
Jun. 30, 2021
Analysis Of Income And Expense [Abstract]
Other Income	Note 8. Other Income

	2021	2020	2019
		Restated	Restated
	US$	US$	US$
Finance Income	372,002	480,453	541,034
Grant Income	26,949	41,629	57,235
Total other income	398,951	522,082	598,269